Results of Operations by Quarter (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Financial Results of Operations by Quarter

2015	First	Second	Third	Fourth	Year
Total revenue	$1,552.1	$1,564.9	$1,436.2	$1,607.3	$6,160.5
Gross profit	940.4	953.9	877.2	943.6	3,715.1
Operating (loss) profit(1)	(32.9)	89.7	45.3	62.9	165.0
(Loss) income from continuing operations, before taxes(2)	(76.7)	61.2	31.0	7.2	22.7
(Loss) income from continuing operations, net of tax (3)	(142.6)	28.9	(668.0)	(14.8)	(796.5)
(Loss) income from discontinued operations, net of tax	(3.8)	.8	(29.0)	(317.1)	(349.1)
Net income attributable to noncontrolling interests	(.9)	(.9)	—	(1.5)	(3.3)
Net (loss) income attributable to Avon	$(147.3)	$28.8	$(697.0)	$(333.4)	$(1,148.9)

(Loss) earnings per common share from continuing operations
Basic	$(.33)	$.06	$(1.51)	$(.04)	$(1.81)	(4)
Diluted	(.33)	.06	(1.51)	(.04)	(1.81)	(4)

2014	First	Second	Third	Fourth	Year
Total revenue	$1,887.9	$1,884.5	$1,861.5	$2,014.1	$7,648.0
Gross profit	1,048.5	1,189.8	1,165.0	1,237.8	4,641.1
Operating (loss) profit(1)	(47.4)	110.7	196.2	174.8	434.3
(Loss) income from continuing operations, before taxes(2)	(136.8)	83.3	153.4	100.9	200.8
(Loss) income from continuing operations, net of tax (3)	(165.5)	29.4	97.0	(305.4)	(344.5)
Loss from discontinued operations, net of tax	(1.7)	(9.5)	(5.0)	(24.2)	(40.4)
Net income attributable to noncontrolling interests	(1.1)	(.9)	(.6)	(1.1)	(3.7)
Net (loss) income attributable to Avon	$(168.3)	$19.0	$91.4	$(330.7)	$(388.6)

(Loss) earnings per common share from continuing operations
Basic	$(.38)	$.07	$.22	$(.70)	$(.79)	(4)
Diluted	(.38)	.07	.22	(.70)	(.79)	(4)

(1) Operating (loss) profit was impacted by the following:

2015	First	Second	Third	Fourth	Year
Costs to implement restructuring initiatives:
Cost of sales	$—	$—	$—	$—	$—
Selling, general and administrative expenses	27.2	2.9	(1.9)	20.9	49.1
Total costs to implement restructuring initiatives	$27.2	$2.9	$(1.9)	$20.9	$49.1
Venezuelan special items	$106.4	$6.2	$5.7	$1.9	$120.2
Pension settlement charge	$—	$—	$6.2	$1.1	$7.3
Other items	$—	$—	$—	$3.1	$3.1
Asset impairment and other charges	$—	$—	$—	$6.9	$6.9

2014	First	Second	Third	Fourth	Year
Costs to implement restructuring initiatives:
Cost of sales	$—	$—	$—	$—	$—
Selling, general and administrative expenses	17.2	41.5	.8	27.1	86.6
Total costs to implement restructuring initiatives	$17.2	$41.5	$.8	$27.1	$86.6
Venezuelan special items	$115.7	$18.0	$2.0	$1.4	$137.1
FCPA accrual	$46.0	$—	$—	$—	$46.0
Pension settlement charge	$—	$6.1	$1.4	$2.0	$9.5

(2)
In addition to the items impacting operating (loss) profit above, (loss) income from continuing operations, before taxes during 2015 was impacted by an after-tax benefit of $3.4 (benefit of $4.2 in other expense, net, and a loss of $.8 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SIMADI rate. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by the gain on sale of Liz Earle of $44.9 before tax ($51.6 after tax), primarily recorded in the third quarter. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by a loss on extinguishment of debt of $5.5 before tax in the third quarter caused by the make-whole premium and the write-off of debt issuance costs and discounts, associated with the prepayment of the 2.375% Notes (as defined in Note 5, Debt and Other Financing) and $2.5 before tax in the second quarter of 2015 associated with the write-off of issuance costs related to our previous $1 billion revolving credit facility.

In addition, (loss) income from continuing operations, before taxes during 2014 was impacted by an after-tax loss of $41.8 ($53.7 in other expense, net, and a benefit of $11.9 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SICAD II rate.

(3)
(Loss) income from continuing operations, net of tax during 2015 was negatively impacted by an aggregate non-cash income tax charge of $685.1. This was primarily due to additional valuation allowances for U.S. deferred tax assets of $641.6 and $31.3 which were recorded in the third and first quarters of 2015, respectively, partially offset by a partial release of a valuation allowance for deferred tax assets of $3.2 which was recorded in the second quarter of 2015. The additional valuation allowances in the third and first quarters of 2015 was due to the continued strengthening of the U.S. dollar against currencies of some of our key markets and the impact on the benefits from our tax planning strategies associated with the realization of our deferred tax assets. The partial release of the valuation allowance in the second quarter of 2015 was due to the weakening of the U.S. dollar against currencies of some of our key markets. In addition, the non-cash income tax charge was due to additional valuation allowances for deferred tax assets outside of the U.S. of $15.4, primarily in Russia, which was recorded in the third quarter of 2015, which was largely due to lower earnings, which were significantly impacted by foreign exchange losses on working capital balances. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by an income tax benefit of $18.7, which was recorded in the fourth quarter of 2015, recognized as a result of the implementation of foreign tax planning strategies.

In addition, (loss) income from continuing operations, net of tax during 2014 was negatively impacted by a non-cash income tax charge of $404.9. This was primarily due to a valuation allowance of $383.5 to reduce our deferred tax assets to an amount that is "more likely than not" to be realized, which was recorded in the fourth quarter of 2014. In addition, (loss) income from continuing operations, net of tax during 2014 was favorably impacted by the $18.5 net tax benefit recorded in the fourth quarter of 2014 related to the finalization of the FCPA settlements.

(4)	The sum of per share amounts for the quarters does not necessarily equal that for the year because the computations were made independently.
See Note 15, Restructuring Initiatives, "Results Of Operations - Consolidated" within MD&A on pages 20 through 30, "Venezuela Discussion" within MD&A on pages 25 through 26, Note 1, Description of the Business and Summary of Significant Accounting Policies, Note 11, Employee Benefit Plans, Note 16, Goodwill and Intangible Assets, Note 15, Contingencies, Note 3, Discontinued Operations and Divestitures and Note 7, Income Taxes, for more information on these items.

Components Impacting Results of Operations
(1) Operating (loss) profit was impacted by the following:

2015	First	Second	Third	Fourth	Year
Costs to implement restructuring initiatives:
Cost of sales	$—	$—	$—	$—	$—
Selling, general and administrative expenses	27.2	2.9	(1.9)	20.9	49.1
Total costs to implement restructuring initiatives	$27.2	$2.9	$(1.9)	$20.9	$49.1
Venezuelan special items	$106.4	$6.2	$5.7	$1.9	$120.2
Pension settlement charge	$—	$—	$6.2	$1.1	$7.3
Other items	$—	$—	$—	$3.1	$3.1
Asset impairment and other charges	$—	$—	$—	$6.9	$6.9

2014	First	Second	Third	Fourth	Year
Costs to implement restructuring initiatives:
Cost of sales	$—	$—	$—	$—	$—
Selling, general and administrative expenses	17.2	41.5	.8	27.1	86.6
Total costs to implement restructuring initiatives	$17.2	$41.5	$.8	$27.1	$86.6
Venezuelan special items	$115.7	$18.0	$2.0	$1.4	$137.1
FCPA accrual	$46.0	$—	$—	$—	$46.0
Pension settlement charge	$—	$6.1	$1.4	$2.0	$9.5